Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
American Conservative Values ETF
Shareholder Report [Line Items]
Fund Name	American Conservative Values ETF
Class Name	American Conservative Values ETF
Trading Symbol	ACVF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Conservative Values ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at acvetfs.com/acv-fund-material/. You can also contact us at (888) 909-6030.
Additional Information Phone Number	(888) 909-6030
Additional Information Website	acvetfs.com/acv-fund-material/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Conservative Values ETF	$39	0.75%¹

¹	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75% [1]
Net Assets	$ 138,599,581
Holdings Count | Holdings	386
Advisory Fees Paid, Amount	$ 511,511
Investment Company, Portfolio Turnover	4.91%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Net Assets	$138,599,581
Number of Holdings	386
Total Net Advisory Fee	$511,511
Portfolio Turnover Rate	4.91%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Nvidia Corp.	8.01%
Microsoft Corp.	5.04%
Broadcom, Inc.	2.51%
Cisco Systems, Inc.	2.14%
Walmart, Inc.	2.00%
Berkshire Hathaway Class B	1.70%
Eli Lilly & Co.	1.63%
Mastercard, Inc. Class A	1.58%
Exxon Mobil Corp.	1.53%
Tesla, Inc.	1.52%

[1]	Annualized.